Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosures of cash flow information
Interest paid	$ 2.1	$ 0	$ 0.8	$ 0	$ 0
Federal
Supplemental Disclosures of cash flow information
Income taxes paid	10.1
State taxing authorities
Supplemental Disclosures of cash flow information
Income taxes paid	1.4
Hollywood Casino Baton Rouge and Hollywood Casino Perryville | Federal
Supplemental Disclosures of cash flow information
Income taxes paid	1.4		0
Hollywood Casino Baton Rouge and Hollywood Casino Perryville | Penn | Federal
Supplemental Disclosures of cash flow information
Income taxes paid		1.8	9.4	13.2	15.1
Hollywood Casino Baton Rouge and Hollywood Casino Perryville | Penn | State taxing authorities
Supplemental Disclosures of cash flow information
Income taxes paid	$ 0.9	$ 0	$ 1.6	$ 2.8	$ 3.3